Financial Instruments (Details 3) - ILS (₪) ₪ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Borrowing with fixed interest rate
Loans linked to EURO			₪ 424,480
PC's notes linked to the Israeli CPI	[1]	₪ 531,276	812,787
Notes linked to the Israeli CPI		613,786	631,820
Total		1,145,062	1,869,087
Borrowing with variable interest rate
Loans linked to the EURO			424,988
Notes linked to the PLN		21,949	46,935
Total			471,923
Suppliers, payable and other credit balances		47,999	55,504
Total financial liabilities		1,215,010	2,396,514
Financial assets
Cash and cash equivalent		465,740	89,688
Short term deposits		10,496	39,527
Trade receivables and other receivables		3,210	54,577
Long term deposits, loans and investments		34,874	16,420
Total financial assets		514,320	200,212
1st year [Member]
Borrowing with fixed interest rate
Loans linked to EURO			29,376
PC's notes linked to the Israeli CPI	[1]	238,898	211,934
Notes linked to the Israeli CPI		303,564	17,770
Total		542,462	259,080
Borrowing with variable interest rate
Loans linked to the EURO			261,453
Notes linked to the PLN		21,949	16,542
Total			277,995
Suppliers, payable and other credit balances		47,999	53,532
Total financial liabilities		612,410	590,607
Financial assets
Cash and cash equivalent		465,740	89,688
Short term deposits		10,496	39,527
Trade receivables and other receivables		3,210	54,577
Long term deposits, loans and investments
Total financial assets		479,446	183,792
2nd year [Member]
Borrowing with fixed interest rate
Loans linked to EURO			29,719
PC's notes linked to the Israeli CPI	[1]	236,812	152,116
Notes linked to the Israeli CPI		310,222	303,564
Total		547,034	485,399
Borrowing with variable interest rate
Loans linked to the EURO			9,923
Notes linked to the PLN			30,393
Total			40,316
Suppliers, payable and other credit balances
Total financial liabilities		547,034	525,715
Financial assets
Cash and cash equivalent
Short term deposits
Trade receivables and other receivables
Long term deposits, loans and investments			2,827
Total financial assets			2,827
3rd year [Member]
Borrowing with fixed interest rate
Loans linked to EURO			30,495
PC's notes linked to the Israeli CPI	[1]	55,566	387,256
Notes linked to the Israeli CPI			310,486
Total		55,566	728,237
Borrowing with variable interest rate
Loans linked to the EURO			10,588
Notes linked to the PLN
Total			10,588
Suppliers, payable and other credit balances
Total financial liabilities		55,566	738,825
Financial assets
Cash and cash equivalent
Short term deposits
Trade receivables and other receivables
Long term deposits, loans and investments		33,221
Total financial assets		33,221
4th year [Member]
Borrowing with fixed interest rate
Loans linked to EURO			334,890
PC's notes linked to the Israeli CPI	[1]		61,481
Notes linked to the Israeli CPI
Total			396,371
Borrowing with variable interest rate
Loans linked to the EURO			89,784
Notes linked to the PLN
Total			89,784
Suppliers, payable and other credit balances			1,972
Total financial liabilities			488,127
Financial assets
Cash and cash equivalent
Short term deposits
Trade receivables and other receivables
Long term deposits, loans and investments			13,593
Total financial assets			13,593
5th year and thereafter [Member]
Borrowing with fixed interest rate
Loans linked to EURO
PC's notes linked to the Israeli CPI	[1]
Notes linked to the Israeli CPI
Total
Borrowing with variable interest rate
Loans linked to the EURO			53,240
Notes linked to the PLN
Total			53,240
Suppliers, payable and other credit balances
Total financial liabilities			53,240
Financial assets
Cash and cash equivalent
Short term deposits
Trade receivables and other receivables
Long term deposits, loans and investments		1,653
Total financial assets		₪ 1,653

[1]	This note assumes the minimum contractual payments on the debentures to achieve the Deferral see note 11e.